Stockholders’ Deficit and Mezzanine Equity - Schedule of Weighted average Grant Share-Based Awards (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Assumptions:
Expected dividend yield	0.00%	0.00%
Expected life (in years)	5 years 6 months 7 days	5 years 6 months 7 days
Minimum [Member]
Assumptions:
Risk-free interest rate	0.42%	3.90%
Expected volatility	62.51%	60.41%
Maximum [Member]
Assumptions:
Risk-free interest rate	4.45%	4.77%
Expected volatility	77.84%	62.84%